Long-Term Debt - Summary of Long-term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 33,323	$ 32,078
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	13,045	11,453
Parent Company [Member] | Other Debt Issuance Fees and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	(4)	204
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	20,278	20,625
Subsidiaries [Member] | Other Consolidated Community Development and Tax-Advantaged Investment Vies, Capitalized Lease Obligations, Debt Issuance Fees, and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,011	755
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2017
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 8,800	7,500
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.65%
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.125%
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.95%
Debt Instrument Maturity Year, start	Jan. 01, 2022
Debt Instrument Maturity Year, End	Dec. 31, 2022
Long-term debt	$ 1,300	1,300
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt Instrument Maturity Year, start	Jan. 01, 2024
Debt Instrument Maturity Year, End	Dec. 31, 2024
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument Maturity Year, start	Jan. 01, 2026
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 199	199
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.10%
Debt Instrument Maturity Year, start	Jan. 01, 2026
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 1,000
Fixed Rate [Member] | Parent Company [Member] | Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.442%
Debt Instrument Maturity Year, start	Jan. 01, 2016
Debt Instrument Maturity Year, End	Dec. 31, 2016
Long-term debt		500
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2017
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 10	11
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.25%
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2017
Debt Instrument Maturity Year, End	Dec. 31, 2025
Long-term debt	$ 6,800	5,850
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.35%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.80%
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2018
Debt Instrument Maturity Year, End	Dec. 31, 2019
Long-term debt	$ 750	750
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.282%
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.396%
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2017
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 8,559	9,081
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.866%
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.447%
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2017
Debt Instrument Maturity Year, End	Dec. 31, 2056
Long-term debt	$ 3,898	$ 4,928
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.582%
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.467%